Lease (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Lease [Abstract]
Finance lease’s weighted average remaining lease term	1 year 2 months 1 day	2 years 2 months 1 day
Finance lease, weighted average discount rate	4.46%	4.46%
Lease agreement	1 year
Lease expense	$ 38,400
Short-term lease cost	$ 173,797	$ 460,800	$ 268,800